UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
and
THE INVESTMENT COMPANY ACT OF 1940                                             X


Bulldog Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
2 Lantern Lane,  Honeoye Falls, NY  14472
(Address of Principal Executive Offices)

716-624-1758
(Registrant's Telephone Number)

Christopher Carosa  2 Lantern Lane  Honeoye Falls, NY 14472
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.


Registrant hereby elects to register pursuant to rule 24f-2 under the Investment Company Act of 1940 an indefinite number of shares of Bulldog Fund - Unrestrict-ed Series, a series of Bulldog Funds, Inc. Pursuant to rule 24f-2, the reg-istration fee payable with respect to such election is $500.

-------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Condensed Financial Information
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestments
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Management and Other      Investment Adviser
         Services
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Adviser
         Adviser
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                              BULLDOG FUND, INC.
                              HONOEYE FALLS,  NY 14472
                              716-624-1758



PROSPECTUS                                                  XXXXXXXX  XX, 1997

The Fund & Investment Objective
Bulldog Fund, Inc. ("the Fund") is an open-end non-diversified management in-vestment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Unrestricted Series. The objective of the Unrestricted Series is to seek capital appreciation through investment in common stock and/or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of
each business.   However,  the Fund may invest in debt securities(bonds) and money market securities when the Adviser believes  these  securities offer
greater total return potential than common stocks.   Bond investments when made
will usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Adviser may recommend purchase of lower or non-rated bonds when he deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subordinate consideration, where as long-term appreciation will be the Fund's primary objective.



Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $2,500 as the minimum initial purchase ($1,000 for IRAs) and $250 for subsequent purchases ($50 for IRAs).


Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated XXXXX XX, 1997 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.





             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of the Bulldog Fund will incur. The expenses and fees set forth below are anticipated for the 1997 fiscal year.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption Fees                                   None
             Exchange Fees                                     None
             IRA Trustee Fees                                  None

                       Annual Fund Operating Expenses:
             Management Fees (1)                               0.0%
             12b-1 Fees                                        None
             Other Expenses                                    1.1%
                                 Total Operating Expenses      1.1%


The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and in-directly. It illustrates the expenses paid on a $1,000 investment over vari-ous time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representa-tion of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $11           $36          $64            $145

(1) The Investment Adviser did not impose its management fee and paid a portion of the Fund's expenses for the Unrestricted Series. If these expenses had been incurred, expenses would have been 2.00%, the limit imposed by this prospectus. Absent the fee waiver and assumption of expenses, the expenses paid on a $1,000 investment would be:

                1 Year       3 Years      5 Years        10 Years
                  $21           $66         $116            $264

The fee waiver and assumption of expenses by the Adviser is voluntary and may be terminated at any time. However, the Adviser has agreed to continue this fee waiver and assumption of certain expenses at least throughout the Series' current fiscal year.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

THE FUND
The Fund was incorporated in Maryland January 29, 1997 and is applying to be registered under the Investment Company Act of 1940 (the "1940 Act").

OBJECTIVES AND POLICES
Objective: The objective of the Unrestricted Series is to seek capital appreciation through investment in the common stock and / or securities convertible into the common stock of businesses which the Adviser deems desirable to own. The criteria used by the Adviser will be based on the Busi-ness Economics, Management Quality, Financial Condition and Stock Price of each
business.   However,  the Fund may invest in debt securities(bonds) and money market securities when the Adviser believes  these  securities offer greater
total return potential than common stocks.   Bond investments when made will
usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Adviser may recommend purchase of lower or non-rated bonds when he deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subordinate consideration, where as long-term appreciation will be the Fund's primary objective.

Security Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).

TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, will be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies (other than money market funds for temporary investment) except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one indus-try (other than U.S. Government Securities).
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, (other than obligations issued or guaranteed by the United States Govern-ment, its agencies or its instrumentalities) treating all preferred secur-ities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

INVESTMENT ADVISER
Carosa & Stanton Asset Management, LLC is a New York Limited Liability Company that acts as an Investment Adviser to the Fund. Christopher Carosa and Gordon
R. Stanton are the principal members & officers of the Investment Adviser and, respectively, are the president and vice-president of the Fund. On February 1, 1997 shareholders of the Fund reviewed an Investment Management Agreement with Carosa & Stanton Asset Management, LLC, which was unanimously approved by the
Board of Directors February 1,  1997.   This Agreement will continue on a year
to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of vot-ing on such approval. Under the Agreement, Carosa & Stanton Asset Management, LLC will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to Carosa & Stanton Asset Management, LLC. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Carosa & Stan-ton Asset Management, LLC a fee of 1.25% per year on the first million dollars of net assets of the Fund and 1.0% per year on the remaining portion of net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly in arrears. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first $10 million in averaged assets and 1.5% of the next $20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser. The Fund is responsible for its operat-ing expenses, including: (i) interest and taxes; (ii) brokerage commissions;
(iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v)legal and audit expenses;
(vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) exp-enses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions;
(viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the In-vestment Company Institute or any successor; and (xii) such non-recurring ex-penses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its Officers and Directors.

The Adviser may use its own resources to engage in activities that promote the sale of the Fund, including payments to third-parties who provide share-holder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

The Investment Adviser has paid certain initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and Address    Position             Principal Occupation Past Five Years
Christopher Carosa  President/Treasurer/ President
2 Lantern Lane      Chairman of the      Carosa & Stanton Asset Management, LLC
Honeoye Falls, NY   Board                Honeoye Falls, NY
                    Interested Director
                                         Managing Director
                                         Manning & Napier Advisers, Inc.
                                         Rochester, NY

                                         Executive VP & Senior Trust Officer
                                         Exeter Trust Company
                                         Rochester NY

Gordon R. Stanton   Vice-President       Vice-President
230 E. 73rd St. #4C Interested Director  Carosa & Stanton Asset Management, LLC
New York, NY                             Honeoye Falls, NY

                                         President
                                         Laser Reflections, Inc.
                                         New York, NY

William E.J. Martin Non-Interested       Construction Project Manager/Estimator
4410 Woodlawn Ave N Director             ECI General Contractors, Inc.
Seattle, WA                              Seattle, WA

Thomas Midney       Non-Interested       Director of Production Planning
13 Burr Road        Director             The Goss & DeLeeuw Machine Company
Bloomfield, CT                           Kensington, CT

Michael J. Morris   Non-Interested       Director of Pricing
334 Robbins Ave     Director             United HealthCare
Newington, CT                            Hartford, CT

Betsy K. Carosa     Secretary            Secretary
2 Lantern Lane      (Wife of President)  Bulldog Fund, Inc.
Honeoye Falls, NY                        Honeoye Falls, NY

A total of $0 has been paid in 1997 to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate its officers and directors that are affiliated with the Invest-ment Adviser except as they may benefit through payment of the Advisory fee (see pg. 5).

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

PURCHASE OF SHARES -REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

The shares of the Fund may be purchased in exchange for securities to be included in the Fund, subject to the Adviser's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered by the shareholder to the Fund upon receipt from the issuer.

The Adviser will not accept securities in exchange for shares of the Fund unless (1) such securities are appropriate in the Fund at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) prices are available from an independent pricing service approved by the Fund's Board of Directors.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $2,500 ($1,000 for IRAs) which is due and payable three
(3) business days after the purchase date. Less may be accepted under special circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is $250 ($50 for IRAs), but less may be accepted under special circumstances.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in fractional shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Fractional shares may be purchased from the Fund. The Fund will maintain an account for each shareholder of shares for which no certifi-cates have been issued.

RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA accounts. There is no charge to open and maintain a Bulldog Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Investment Management Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Adviser shall select such broker-dealers ("brokers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Adviser is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Adviser. Information or services may include economic studies, industry studies, stat-istical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort will be made to determine the value of these services or the amount they may reduce expenses of the Adviser or the Fund. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a monthly basis initially and after the first year of operation at least semiannually.


MANAGEMENT OF THE FUND
The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The overall business and affairs of the Fund is managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Investment Adviser and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Carosa & Stanton Asset Management, LLC (the "Adviser"), 2 Lantern Lane, Honeoye Falls, NY 14472.

The Board meets regularly four times a year to review Fund progress and status. The Board may convene a special meeting under certain circumstances. In addi-tion, the Board may ask a non-interested Director to perform an independent audit as requested by the Board.

CUSTODIAN & TRANSFER AGENT
The Fund acts as its own transfer agent. Pursuant to an agreement unanimously approved by the Board of Directors on February 1, 1997, the custodian for the Bulldog Fund is Charles Schwab & Co., Inc., The Schwab Building, 101 Montgomery Building, San Francisco, CA 94104. Charles Schwab & Co., Inc. may, at its own expense, employ a sub-custodian on behalf of the foreign securities held by the Fund, provided that Charles Schwab & Co., Inc. shall remain liable for all its duties as custodian.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing audited financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.


AUDITORS
Bonadio & Co., LLP, Certified Public Accountants, Rochester, NY have been selected as the independent auditor of the Fund. Bonadio & Co., LLP has no direct or indirect financial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.

                          SHARE PURCHASE APPLICATION

A) Please fill out one of the following four types of accounts:

1) Individual Accounts  ****

   ______________________  __  ____________________      ______________________
           First Name      MI       Last Name            Social Security Number

2) Joint Accounts     ****

   ______________________  __  ____________________      ______________________
          First Name       MI        Last Name           Social Security Number

   ______________________  __  _____________________    _______________________
          First Name       MI        Last Name           Social Security Number

3) Custodial Accounts ****

   ______________________  __  ____________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ____________________      ______________________
     Minor's First Name    MI    Minor's Last Name                Minor's
                                                         Social Security Number
4) All Other Accounts  ****

       ___________________________________________   __________________________
                      Name of account.                Tax Identification Number

       ___________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
             Number & Street ___________________________________________________

             City__________________________  St____  Zip________________________


Citizen of____________________  Home Phone_____________  Bus Phone______________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     BULLDOG FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $2,500)


   All applications are accepted in New York and under New York laws.

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penalty  of perjury, I certify  that the  information provided on this form is true, correct and complete.


Signature ___________________________________       Date _______________________

       INVESTMENT ADVISER                                PROSPECTUS
CAROSA & STANTON ASSET MANAGEMENT, LLC               BULLDOG  FUND, INC.
                                                     UNRESTRICTED SERIES
     8 East Street, Suite 200                          2 Lantern Lane
     Honeoye Falls, NY 14472                       Honeoye Falls, NY 14472

          716-234-2080                                  716-624-1758

                                                      XXXXX  XX, 1997
      TABLE OF CONTENTS

Fund Expenses .................... 2       The Fund seeks capital appreciation
Condensed Financial Information .. 2       through investment in common stocks
The Fund ......................... 3       and/or securities  convertible into
Objective & Policies                       common stocks in the pursuit of cap-
  Objective ...................... 3       ital gains.  However,  the Fund may
  Investment Policies ............ 3       invest in debt securities (bonds and
  Portfolio Turnover Policy ...... 3       money market securities) when the
  Nondiversification Policy ...... 3       Adviser believes  these  securities
Tax Status ....................... 3       offer greater total return potential
Investment Restrictions .......... 4       than common stocks. Current income
Investment Adviser ............... 5       from investments will be a subordin-
Officers & Directors of the Fund . 6       ate consideration, whereas long-term
Capitalization                             appreciation will be the Fund's pri-
  Description of Common Stock .... 6       mary objective.
  Voting Rights .................. 6
Purchase of Shares - Reinvestment
  Initial Investments ............ 7
  Subsequent Purchases ........... 7
  Reinvestments .................. 7
  Whole Shares ................... 7
Retirement Plans
  IRA ............................ 7
Pricing of Shares ................ 8
Redemption of Shares ............. 8
Brokerage ........................ 8
Management of the Fund ........... 9
Custodian & Transfer Agent ....... 9
Reports to Shareholders .......... 9
Auditors ......................... 9
Litigation ....................... 9
Additional Information ........... 9
Share Purchase Application ...... 10

                               BULLDOG  FUND, INC.
                               UNRESTRICTED SERIES
                                 2 Lantern Lane
                            Honeoye Falls, NY   14472
                                  716-624-1758




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                                XXXXX XX, 1997


This Statement is not a prospectus, but should be read in conjunction with  the
Fund's  current  prospectus  dated  XXXXX XX, 1996.   To obtain the Prospectus,
please write the Fund or call either of the telephone number that are shown above and on the prior page.


TABLE OF CONTENTS
The Fund ..............................2
Objectives & Policies .................2
     Objectives .......................2
     Security Selection Criteria ......2
     Portfolio Turnover Policy ........2
     Nondiversification Policy ........2
Tax Status ............................2
Investment Restrictions ...............3
Investment Adviser ....................4
Officers and Directors of the Fund ....5
Purchase of Shares - Reinvestment .....6
        Initial Investments ...........6
        Subsequent Purchases ..........6
        Reinvestments .................6
        Whole Shares ..................6
Retirement Plans ......................6
        IRA ...........................6
Redemption of Shares ..................7
Brokerage .............................7
Auditor's Report ......................8
Statement of Assets and Liabilities ...9
Notes to Financial Statement .........11

THE FUND
The Fund was incorporated in Maryland January 29, 1997 and is applying to be registered under the Investment Company Act of 1940 (the "1940 Act").


OBJECTIVES AND POLICES
Objective: The objective of the Unrestricted Series is to seek capital appreciation through investment in the common stock and / or securities convertible into the common stock of businesses which the Adviser deems des-irable to own. The criteria used by the Adviser will be based on the Business Economics, Management Quality, Financial Condition and Stock Price of each
business.   However,  the Fund may invest in debt securities(bonds) and money market securities when the Adviser believes  these  securities offer greater
total return potential than common stocks.   Bond investments when made will
usually be in debt securities with an Investment Grade rating by Standard & Poor's (BBB to AAA). Although the Adviser may recommend purchase of lower or non-rated bonds when he deems that the appreciation potential warrants such investments to be made. Current income from investments will be a subordinate consideration, where as long-term appreciation will be the Fund's primary objective.

Security Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).

TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, will be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in secur-ity holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies (other than money market funds for temporary investment) except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one indus-try (other than U.S. Government Securities).
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, (other than obligations issued or guaranteed by the United States Govern-ment, its agencies or its instrumentalities) treating all preferred secur-ities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

INVESTMENT ADVISER
Carosa & Stanton Asset Management, LLC is a New York Limited Liability Company that acts as an Investment Adviser to the Fund. Christopher Carosa and Gordon
R. Stanton are the principal members & officers of the Investment Adviser and, respectively, are the president and vice-president of the Fund. On February 1, 1997 shareholders of the Fund reviewed an Investment Management Agreement with Carosa & Stanton Asset Management, LLC, which was unanimously approved by the Board of Directors February 1, 1997. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Carosa & Stanton Asset Management, LLC will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what
extent securities should be purchased or disposed.   The Agreement  may be
terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to Carosa & Stanton Asset Management, LLC. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Carosa & Stanton Asset Management, LLC a fee of 1.25% per year on the first million dollars of net assets of the Fund and 1.0% per year on the remaining portion of net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly in arrears. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first $10 million in averaged assets and 1.5% of the next $20 million. These ratios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser. The Fund is responsible for its operat-ing expenses, including: (i) interest and taxes;(ii) brokerage commissions;
(iii) insurance premiums; (iv) compensation and expenses of its Directors oth-er than those affiliated with the Advisor; (v)legal and audit expenses;(vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its Officers and Directors.

The Advisor may use its own resources to engage in activities that promote the sale of the Fund, including payments to third-parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

The Investment Adviser has paid certain initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal oc-cupations during the past five years are:

Name and Address     Position             Principal Occupation Past Five Years
Christopher Carosa   President/Treasurer/ President
2 Lantern Lane       Chairman of the      Carosa & Stanton Asset Management, LLC
Honeoye Falls, NY    Board                Honeoye Falls, NY
                     Interested Director
                                          Managing Director
                                          Manning & Napier Advisers, Inc.
                                          Rochester, NY

                                          Executive VP & Senior Trust Officer
                                          Exeter Trust Company
                                          Rochester NY

Gordon R. Stanton    Vice-President       Vice-President
230 E. 73rd St. #4C  Interested Director  Carosa & Stanton Asset Management, LLC
New York, NY                              Honeoye Falls, NY

                                          President
                                          Laser Reflections, Inc.
                                          New York, NY

William E. J. Martin Non-Interested       Construction Project Manager/Estimator
4410 Woodlawn Ave. N Director             ECI General Contractors, Inc.
Seattle, WA                               Seattle, WA

Thomas Midney        Non-Interested       Director of Production Planning
13 Burr Road         Director             The Goss & DeLeeuw Machine Company
Bloomfield, CT                            Kensington, CT

Michael J. Morris    Non-Interested       Director of Pricing
334 Robbins Ave      Director             United HealthCare
Newington, CT                             Hartford, CT

Betsy K. Carosa      Secretary            Secretary
2 Lantern Lane       (Wife of President)  Bulldog Fund, Inc.
Honeoye Falls, NY                         Honoeye Falls, NY

A total of $0 has been paid in 1997 to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate its officers and directors that are affiliated with the Invest-ment Adviser except as they may benefit through payment of the Advisory fee.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in the Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

The shares of the Fund may be purchased in exchange for securities to be included in the Fund, subject to the Adviser's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered by the shareholder to the Fund upon receipt from the issuer.

The Adviser will not accept securities in exchange for shares of the Fund unless (1) such securities are appropriate in the Fund at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) prices are available from an independent pricing service approved by the Fund's Board of Directors.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $2,500 ($1,000 for IRAs) which is due and payable three
(3) business days after the purchase date. Less may be accepted under special circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is $250 ($50 for IRAs), but less may be accepted under special circumstances.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in fractional shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Fractional Shares: Fractional shares may be purchased from the Fund. The Fund will maintain an account for each shareholder of shares for which no certifi-cates have been issued.

RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA accounts. There is no charge to open and maintain a Bulldog Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Investment Management Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Adviser shall select such broker-dealers ("brokers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Adviser is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Adviser. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort will be made to determine the value of these services or the amount they may reduce expenses of the Adviser or the Fund. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a monthly basis initially and after the first year of operation at least semiannually.

                               BONADIO & CO, LLP
                          Certified Public Accountants
                             1850 South Winton Road
                             Rochester, NY 14628
                                  716-244-2000
                                Fax 716-244-5611



                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bulldog Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of Bulldog Fund, Inc., including the schedule of investments in securities, as of March 31, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstate-ment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above pre-sents fairly, in all material respects, the financial position of Bulldog Fund, Inc. as of March 31, 1997 in conformity with generally accepted accounting principles.



BONADIO & CO., LLP
Rochester, New York
April 7, 1997

                             BULLDOG FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               MARCH 31, 1997






ASSETS

  Investments in securities, at value, identified cost $51,433   $       50,413
  Cash                                                                   56,382
  Receivable from initial sale of common stock                            5,150
  Other                                                                     288
  Organization expenses, net of accumulated amortization of $217          6,283
                                                                 --------------
  Total assets                                                          118,516
                                                                 --------------

LIABILITIES

  Accrued organization costs                                              6,500
                                                                 --------------

NET ASSETS

  Net assets (equivalent to $9.96 per share based on
      shares of common stock outstanding)                        $      112,016
                                                                 ==============


	The accompanying notes are an integral part of these statements.

                                BULLDOG FUND, INC.
                             INVESTMENTS IN SECURITIES
                                  MARCH 31, 1997





                                               Shares                 Value
Common Stock -
   Oracle Corporation                             450          $      17,353
   Pepsico Incorporated                           200                  6,475
   Dollar General Corporation                     156                  4,875
   Texas Utilities Company                        110                  3,768
   Toys R Us Inc. Holding Company                 100                  2,800
   Standard Motor Products, Inc.                  200                  2,625
   Vital Signs, Inc.                              100                  2,250
   Skyline Corporation                            100                  2,187
   Vertex Communications Corp.                    100                  2,125
   Pier One Imports, Inc.                         110                  1,939
   Nevada Power Company                           110                  1,590
   Jackpot Enterprises, Inc.                      126                  1,260
   Walt Disney Holding Co.                         16                  1,166
                                                                ------------
                                                                $     50,413
                                                              ==============







	The accompanying notes are an integral part of these statements.

                                   BULLDOG FUND, INC.

                             NOTES TO FINANCIAL STATEMENT

                                    MARCH 31, 1997


(1)   The Organization

      Bulldog Fund, Inc. (the "Fund") was organized as a corporation in Maryland on January 29, 1997. The Fund had no operations since that date other than matters relating to its organization and registration as an open-end, nondiversified management investment company under the Investment Company Act of 1940, its registration of securities under the Securities Act of 1933 and the sale and issuance of 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors on February 1, 1997.

      A majority of the Fund's owners are also the sole members of Carosa & Stanton Asset Management, LLC, (Carosa & Stanton) the Fund's investment advisor.


(2)   Significant Accounting Policies

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those est-imates.

      The following is a summary of significant accounting policies of the Fund, which are in accordance with generally accepted accounting princ-iples in the investment company industry:

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the closing price. Short-term and money market securities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      The Fund expects to incur approximately $6,500 in organization costs. These costs are being amortized over a 60 month period beginning with the commencement of Fund operations.

      The Fund's initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Fund's operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.


(3)   Investment Advisory Agreement

      Carosa & Stanton serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa & Stanton is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement prov-ides that Carosa & Stanton, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day manage-ment of the Fund's portfolio which include selecting the investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa & Stanton have agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in av-erage assets and 1.5% of the next $20 million in average assets.


(4)   Capital Stock

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. At March 31, 1997, 11,274.184 shares of common stock were outstanding.

      At March 31, 1997, $5,150 was receivable from the initial sale of common stock. Subsequent to March 31, 1997, the Fund received equity securities in payment of this amount.

                        FORM N-1A
                PART C - OTHER INFORMATION


       Contents                                Page #

1.  Financial Statements & Exhibits               1

2.  Control Persons                               1

3.  Number of Shareholders                        1

4.  Indemnification                               1

5.  Activities of Investment Adviser              1

6.  Principal Underwriters                        1

7.  Location of Accounts & Records                1

8.  Management Services                           1

9.  Distribution Expenses                         1

10. Undertakings                                  1

11. Auditor's Consent                             2

12. Signatures                                    3

Exhibits                                          5

1. a. Financial Statements - Condensed financial information on a per share basis is presented in Part A for 1997. All other financial statements are presented in Part B. These include:

        Statement of Assets and Liabilities               March 31, 1997
        Schedule of Investments in Securities             March 31, 1997
        Notes to Financial Statement                      March 31, 1997


   b. Exhibits

      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Management Agreement
      (10.2)   Custodian Agreement
      (10.3)   Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel Concerning Fund Securities

      All exhibits believed to be applicable to the Fund have been included.

2.    Control Persons - not applicable

3. Number of Shareholders - There are three (3) shareholders of the BULLDOG FUND, Inc. as of filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is,
      therefore, unenforceable.   In the event that a claim for indemnification
      against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - the activity of Carosa & Stanton Asset Management, LLC at the present time is performance under the terms of the Investment Management Agreement currently effective between Carosa & Stanton Asset Management, LLC and the BULLDOG FUND, Inc.

6.    Principal Underwriter - the Fund acts as its own underwriter.

7. Location of Accounts & Records - all fund records are held in corporate headquarters - 2 Lantern Lane, Honeoye Falls, NY 14472 - with the ex-ception of all assets and securities which are in account at Charles Schwab & Co. Inc, The Schwab Building, 101 Montgomery Building, San Fran-cisco, CA 94104.

8.    Not applicable

9.    Distribution Expenses - the fund currently bears no distribution expenses.

10.   Not applicable

                                                   BONADIO & CO, LLP
                                                   Certified Public Accountants
                                                   1850 South Winton Road
                                                   Rochester, NY 14628
                                                   716-244-2000
                                                   Fax 716-244-5611




                      CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to use in this Registration Statement of Bulldog Fund, Inc. of our report dated April 7, 1997, appearing in the Statement of Additional Information, which is a part of such Registration Statement, and to all references to our Firm included in this Registration Statement.






BONADIO & CO., LLP
Rochester, New York


April 7, 1997

     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the BULLDOG FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Mendon and State of New York, on the 30th day of April 1997.


                                                  BULLDOG FUND, INC.


                                                  Christopher Carosa,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.


/s/ Christopher Carosa                   April 30, 1997
- -----------------------
  Trustee and President         (principal executive and accounting officer)